Nature of Business	12 Months Ended
Dec. 31, 2012
Nature of Business
Nature of Business

1. Nature of Business

The Company

TESARO, Inc. (the “Company” or “TESARO”), is a development stage company that was incorporated in Delaware on March 26, 2010 and commenced operations in May 2010. TESARO is headquartered in Waltham, Massachusetts.

TESARO is an oncology-focused biopharmaceutical company dedicated to improving the lives of cancer patients by identifying, acquiring, developing and commercializing cancer therapeutics and oncology supportive care products in the United States, Europe and other international markets. Since incorporation, primary activities have consisted of acquiring product candidates, advancing development of its product candidates, developing intellectual property, recruiting personnel and raising capital. The Company intends to in-license or acquire additional product candidates across various stages of development. The Company currently operates in one segment. The Company has never earned revenue from these activities and, accordingly, the Company is considered to be in the development stage as of December 31, 2012. The Company is subject to a number of risks similar to those of other development stage companies, including dependence on key individuals, the need to develop commercially viable products, competition from other companies, many of whom are larger and better capitalized, and the need to obtain adequate additional financing to fund the development of its product candidates and further its in-licensing and acquisition activities.

The Company has one business activity, which is the identification, acquisition, development and commercialization of oncology therapeutics and supportive care product candidates, and a single reporting and operating unit structure.

Initial Public Offering

On June 28, 2012, the Company completed its initial public offering whereby the Company sold 6,000,000 shares of common stock at a price of $13.50 per share. The shares began trading on the NASDAQ Global Select Market on June 29, 2012, and the transaction closed on July 3, 2012. Immediately prior to the closing of the offering, all outstanding shares of convertible preferred stock converted into 19,410,490 shares of common stock. On July 23, 2012, the underwriters purchased an additional 430,183 shares by exercising a portion of the over-allotment option granted to them in connection with the initial public offering.  As a result of the closing of the initial public offering and subsequent exercise of the over-allotment option, the Company received aggregate net proceeds of approximately $78.0 million, which is net of underwriting discounts and commissions and offering expenses.

In connection with the completion of its initial public offering, on July 3, 2012, the Company filed an amended and restated certificate of incorporation, which, among other things, changed the number of authorized shares of common stock to 100,000,000 shares and preferred stock to 10,000,000 shares, both with a par value of $0.0001 per share.

Liquidity

The Company has incurred significant operating losses since inception and has relied on its ability to fund its operations through private and public equity financings, and management expects operating losses and negative cash flows to continue for the foreseeable future. As the Company continues to incur losses, transition to profitability is dependent upon the successful development, approval, and commercialization of its product candidates and achieving a level of revenues adequate to support the Company’s cost structure. The Company may never achieve profitability, and unless and until it does, the Company will continue to need to raise additional capital. Management intends to fund future operations through public equity or debt financing or other sources. The Company expects that its existing cash and cash equivalents as of December 31, 2012 will be sufficient to fund its current operating plan through at least January 1, 2014.

Reverse Stock Split

On June 19, 2012, the Company effectuated a 1 for 3.50 reverse stock split of its common stock. The Company’s historical share and per share information has been retroactively adjusted to give effect to this reverse stock split.